Investment Properties, Net (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information about investment property

	Completed	Under development	Total
	US$ in millions
At January 1, 2017
Cost	$1,353	$243	$1,596
Accumulated depreciation	(274)	—	(274)
At January 1, 2017	$1,079	$243	$1,322

Year ended December 31, 2017
Opening net book amount	$1,079	$243	$1,322
Additions	48	—	48
Adjustments arising from change in lease term of leasehold interests in land	2	—	2
Adjustments to project costs	(8)	—	(8)
Transfers	241	(241)	—
Depreciation	(44)	—	(44)
Exchange difference	(7)	(2)	(9)
Closing net book amount	$1,311	$—	$1,311

At December 31, 2017
Cost	$1,626	$—	$1,626
Accumulated depreciation	(315)	—	(315)
At December 31, 2017	$1,311	$—	$1,311

Year ended December 31, 2018
Opening net book amount	$1,311	$—	$1,311
Additions	62	—	62
Adjustments to project costs	5	—	5
Disposals	(92)	—	(92)
Transfers	(609)	—	(609)
Depreciation	(45)	—	(45)
Exchange difference	(3)	—	(3)
Closing net book amount	$629	$—	$629

At December 31, 2018
Cost	$988	$—	$988
Accumulated depreciation	(359)	—	(359)
At December 31, 2018	$629	$—	$629

Fair value of investment properties
Valuations were based on income and an open market value approach for all completed properties (except for the apart-hotel tower at The Londoner Macao as at December 31, 2017) as follows:

	December 31,
	2018	2017(i)
	US$ in millions
Fair value of the investment properties	$8,243	$9,248

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(i)	Amount includes US$1,488 million related to the Four Seasons Tower Suites Macao.

Disclosure of income statement amounts related to investment properties
The following amounts have been recognized in the consolidated income statement:

	Year ended December 31,
	2018	2017	2016
	US$ in millions
Mall income	$507	$479	$420
Direct operating expenses arising from investment properties that generate right of use income	$51	$55	$43
Direct operating expenses that did not generate right of use income	$5	$2	$1